FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Sensitivity Analaysis - Base Metals, Energy, Freight, Emissions Right (Details) - Commodity price risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	10.00%
Reasonably possible decrease in risk variable percent	10.00%
Base Metals
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	$ (1)	$ 4
Reasonably possible increase in risk variable, impact on equity	19	30
Reasonably possible decrease in risk variable, impact on income	1	(4)
Reasonably possible decrease in risk variable, impact on equity	(19)	(30)
Iron Ore
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	0
Reasonably possible increase in risk variable, impact on equity	1	0
Reasonably possible decrease in risk variable, impact on income	0	0
Reasonably possible decrease in risk variable, impact on equity	(1)	0
Freight
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	3
Reasonably possible increase in risk variable, impact on equity	0
Reasonably possible decrease in risk variable, impact on income	(3)
Reasonably possible decrease in risk variable, impact on equity	0
Emission rights
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	0
Reasonably possible increase in risk variable, impact on equity	149	45
Reasonably possible decrease in risk variable, impact on income	0	0
Reasonably possible decrease in risk variable, impact on equity	(149)	(45)
Energy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	1
Reasonably possible increase in risk variable, impact on equity	75	0
Reasonably possible decrease in risk variable, impact on income	0	(1)
Reasonably possible decrease in risk variable, impact on equity	$ (75)	$ 0